Dividends	12 Months Ended
Dec. 31, 2014
Dividends [Abstract]
Dividends
DIVIDENDS
We maintain a policy of paying an annual variable dividend that, if declared, would be payable shortly after the close of the year. This annual variable dividend is based on a target percentage of after-tax underwriting income multiplied by a companywide performance factor (Gainshare factor), subject to the limitations discussed below. The target percentage is determined by our Board of Directors on an annual basis and announced to shareholders and the public. In December 2013, the Board determined the target percentage for 2014 to be 33-1/3% of annual after-tax underwriting income, which is unchanged from the target percentage in both 2013 and 2012.
The Gainshare factor can range from zero to two and is determined by comparing our operating performance for the year to certain predetermined profitability and growth objectives approved by the Compensation Committee of the Board. This Gainshare factor is also used in the annual cash bonus program currently in place for our employees (our “Gainsharing program”). Although recalibrated every year, the structure of the Gainsharing program generally remains the same. For 2014, the Gainshare factor was 1.32, compared to 1.21 in 2013 and 1.12 in 2012.
Our annual dividend program will result in a variable payment to shareholders each year, subject to certain limitations. If the Gainshare factor is zero or if our comprehensive income is less than after-tax underwriting income, no dividend would be payable under our annual variable dividend policy. In addition, the ultimate decision on whether or not a dividend will be paid is in the discretion of the Board of Directors. The Board could decide to alter our policy, or not to pay the annual variable dividend, at any time prior to the declaration of the dividend for the year. Such an action by the Board could result from, among other reasons, changes in the insurance marketplace, changes in our performance or capital needs, changes in federal income tax laws, disruptions of national or international capital markets, or other events affecting our business, liquidity, or financial position.
Following is a summary of our shareholder dividends, both variable and special, that were paid in the last three years:

(millions, except per share amounts)			Amount
Dividend Type	Declared	Paid	Per Share	Total[1]
Annual – Variable	December 2014	February 2015	$0.6862	$404.1
Annual – Variable	December 2013	February 2014	0.4929	293.9
Special	December 2013	February 2014	1.0000	596.3
Annual – Variable	December 2012	February 2013	0.2845	172.0
Special	October 2012	November 2012	1.0000	604.7

[1] Based on shares outstanding as of the record date.